Loans and Convertible Bridge Financing (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Bridge Financing Disclosure [Abstract]
Schedule of current and non-current liabilities
Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2021

CLA August 2017(*)	$905,555	$22,322	$(276,211)	$651,666	2020		$1,057,711	Refer to Note 8.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		230,224	Refer to Note 8.b.
CLA November 2018(*)	225,000	—	(25,000)	200,000	2020	(**)	236,129	Refer to Note 8.d.
CLA August 2019(*)	475,000	—	(375,000)	100,000	2021	(**)	113,513	Refer to Note 8.g.

	$1,775,555	$22,322	$(676,211)	$1,121,666			$1,637,577

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of December 31, 2020

CLA August 2017(*)	$905,555	$22,322	$(201,811)	$726,066	2020		$1,230,038	Refer to Note 8.a.
CLA May 2018(*)	170,000	—	—	170,000	2019		218,875	Refer to Note 8.b.
CLA October 2018(*)	1,000,000	—	—	1,000,000	2020	(**)	1591,030	Refer to Note 8.c.
CLA November 2018(*)	225,000	—	—	225,000	2020	(**)	356,718	Refer to Note 8.d.
CLA December 2018(*)	400,000	—	—	400,000	2020	(**)	629,647	Refer to Note 8.e.
CLA January-April 2019	200,000	—	—	200,000	2021	(**)	215,752	Refer to Note 8.f.
CLA March-December 2019(*)	1,250,000	—	—	1,250,000	2020	(***)	1,932,525	Refer to Note 8.c.
CLA August-December 2019	475,000	—	—	475,000	2021	(**)	368,559	Refer to Note 8.g.
CLA July 2020(*)	16,748	—	—	16,748	2020	(**)	24,267	Refer to Note 8.c.

	$4,642,303	$22,322	$(201,811)	$4,462,814			$6,567,411